Registration No. 333-60730
                                                 Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------
                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 16                           [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No.  131                                        [X]


                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                              -------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   DODIE KENT
                             VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                            PETER E. PANARITES, ESQ.
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 16 ("PEA") to the Form N-4 Registration Statement No. 333-60730 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account 49 is being filed solely for the purpose of including in the Registration Statement, the supplement to the prospectus relating to the new variable investment option. The PEA does not amend or delete the currently effective Accumulator(R) Elite(SM) Prospectuses, Statements of Additional Information or supplements to the Prospectuses dated May 1, 2004, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004 PROSPECTUS
FOR THE EQUITABLE ACCUMULATOR(R) ELITE(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTION

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following new variable investment option. This option invests in a corresponding portfolio of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name              Portfolio Objective                     Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   Seeks long-term capital appreciation.   o Wells Capital Management Incorporated
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Total
                                                                                         Annual      Fee Waivers
                                                                         Underlying     Expenses       and/or
                                                                         Portfolio      (Before       Expense         Net
                                     Management     12b-1      Other      Fees and      Expense      Reimburse-   Total Annual
Portfolio Name                         Fees         Fees     Expenses*    Expenses    Limitation)      ments**      Expenses
------------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap   0.85%         0.25%     0.23%           N/A          1.33%         (0.03)%       1.30%
------------------------------------------------------------------------------------------------------------------------------------

* Because the Portfolio has no operating history prior to the date of this Supplement, "Other Expenses" are based on estimated amounts for the current fiscal period.

** The Manager has entered into an Expense Limitation Agreement with respect to the Portfolio, which is effective through April 30, 2006. Under this agreement, the Manager has agreed to waive or limit its fees and assume other expenses of the Portfolio, if necessary, in an amount that limits the Portfolio's Net Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than the specified amount. The Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangement.


C.   EXAMPLE+

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of this example of $1.60 per $10,000. The table takes into account the maximum fees and charges applicable to the contract to which this Supplement applies, including any optional benefits charges.

The fixed maturity options, guaranteed interest option and special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.


IM-04-22Supp (10/04)
Accum 04/New Biz                                                  134236 (10/04)
180368v1                                                                  x00851

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------------------------------------
                                                 If you surrender your contract at the
                                                   end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 yr           3 yrs          5 yrs          10 yrs
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap   $ 1,283.77     $ 2,077.09     $ 2,506.17     $ 5,247.64
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              If you do not surrender
                                                                                                 your contract at
                                             If you annuitize at the end of the              the end of the applicable
                                                   applicable time period                           time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 yr      3 yrs       5 yrs       10 yrs        1 yr      3 yrs       5 yrs       10 yrs
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap   $ 833.77  $ 1,827.09  $ 2,856.17  $ 5,597.64    $ 483.77  $ 1,477.09  $ 2,506.17  $ 5,247.64
------------------------------------------------------------------------------------------------------------------------------------

D.   HYPOTHETICAL ILLUSTRATION+


VARIABLE DEFERRED ANNUITY
ACCUMULATOR ELITE
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH
    BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT



                                                        Greater of 6% Roll
                                                                up
                                                         to age 85 or the
                                                              Annual
                                                         Ratchet to age 85
                                                            Guaranteed
                                                           Minimum Death
                    Account Value        Cash Value           Benefit
                 ------------------- ------------------ -------------------
        Contract
  Age     Year       0%        6%       0%        6%        0%        6%
------ --------- --------- --------- -------- --------- --------- ---------
  60        1     100,000   100,000   92,000    92,000   100,000  100,000
  61        2      94,977   100,956   87,977    93,956   106,000  106,000
  62        3      90,060   101,854   84,060    95,854   112,360  112,360
  63        4      85,240   102,688   80,240    97,688   119,102  119,102
  64        5      80,510   103,452   80,510   103,452   126,248  126,248
  65        6      75,860   104,139   75,860   104,139   133,823  133,823
  66        7      71,281   104,741   71,281   104,741   141,852  141,852
  67        8      66,765   105,250   66,765   105,250   150,363  150,363
  68        9      62,304   105,658   62,304   105,658   159,385  159,385
  69       10      57,888   105,956   57,888   105,956   168,948  168,948
  74       15      36,089   105,430   36,089   105,430   226,090  226,090
  79       20      14,000   100,385   14,000   100,385   302,560  302,560
  84       25           0    88,776        0    88,776         0  404,893
  89       30           0    82,843        0    82,843         0  429,187
  94       35           0    79,254        0    79,254         0  429,187
  95       36           0    78,487        0    78,487         0  429,187



                                Lifetime Annual Guaranteed
                                  Minimum Income Benefit
           Total Death     ------------------------------------
          Benefit with         Guaranteed       Hypothetical
         Protection Plus         Income            Income
       ------------------- ------------------ -----------------
  Age      0%        6%        0%       6%        0%       6%
------ --------- --------- --------- -------- --------- -------
  60    100,000  100,000      N/A      N/A       N/A      N/A
  61    108,400  108,400      N/A      N/A       N/A      N/A
  62    117,304  117,304      N/A      N/A       N/A      N/A
  63    126,742  126,742      N/A      N/A       N/A      N/A
  64    136,747  136,747      N/A      N/A       N/A      N/A
  65    147,352  147,352      N/A      N/A       N/A      N/A
  66    158,593  158,593      N/A      N/A       N/A      N/A
  67    170,508  170,508      N/A      N/A       N/A      N/A
  68    183,139  183,139      N/A      N/A       N/A      N/A
  69    196,527  196,527      N/A      N/A       N/A      N/A
  74    276,527  276,527    14,266   14,266    14,266   14,266
  79    383,584  383,584    20,393   20,393    20,393   20,393
  84          0  493,179         0   34,821         0   34,821
  89          0  517,472      N/A      N/A       N/A      N/A
  94          0  517,472      N/A      N/A       N/A      N/A
  95          0  517,472      N/A      N/A       N/A      N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

+ The Example costs and Hypothetical Illustration investment results include charges, fees and/or expenses for EQ/Enterprise Equity, EQ/Enterprise Equity Income, EQ/Enterprise Growth, EQ/Enterprise Growth and Income, EQ/Enterprise Small Company Growth and EQ/Enterprise Small Company Value which are being offered under a separate supplement.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of October, 2004.


                                    SEPARATE ACCOUNT No. 49 OF
                                    AXA EQUITABLE LIFE INSURANCE COMPANY
                                                (Registrant)

                                    By: AXA Equitable Life Insurance Company


                                    By: /s/ Dodie Kent
                                        ----------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of October, 2004.




                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company




         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

October 20, 2004